Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
FAIR VALUE MEASUREMENTS

Note 13 - Fair Value Measurements

Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

The following tables present information about the Company’s assets measured at fair value on a recurring basis at December 31, 2013 and 2012 and the valuation techniques used by the Company to determine those fair values.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets that the Company has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2013

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$7,042	$—	$7,042
Municipal notes	—	13,609	—	13,609
Corporate securities	—	1,097		1,097
Mortgage-backed securities	—	28,603	—	28,603
Equity securities	—	7	—	7

Total investment securities - available-for-sale	$—	$50,358	$—	$50,358

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2012

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$9,247	$—	$9,247
Municipal notes	—	10,758	—	10,758
Corporate securities	—	1,150		1,150
Mortgage-backed securities	—	29,608	—	29,608
Equity securities	—	1	—	1

Total investment securities - available-for-sale	$—	$50,764	$—	$50,764

Fair value measurements of U.S. Government agencies and mortgage backed securities use pricing models that vary and may consider various assumptions, including time value, yield curves, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures.

There were no transfers between Levels 1 and 2 of the fair value hierarchy during the years ended December 31, 2013 and 2012. For the available for sale securities, the Company obtains fair value measurements from an independent third-party service.

The Company also has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets include impaired loans (see Note 3) and other real estate owned.

The change in fair value of impaired loans is recorded through the allowance for loan losses. The Company estimates the fair value of impaired loans based on Level 3 inputs which include the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals).

Other real estate owned assets are reported in the following table at initial recognition of impairment and on an ongoing basis until recovery or charge-off. At the time of foreclosure or repossession, real estate owned and repossessed assets are adjusted to fair value less estimated costs to sell, establishing a new cost basis. At that time, they are reported in the Company’s fair value disclosures in the following nonrecurring tables:

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013

	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$5,352	$—	$—	$5,352

Other real estate owned - residential mortgages	$285	$—	$—	$285

Other real estate owned - commercial	$472	$—	$—	$472

Other repossessed assets	$1,023	$—	$—	$1,023

Total assets at fair value on a non-recurring basis				$7,132

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$6,835	$—	$—	$6,835

Other real estate owned - residential mortgages	$947	$—	$—	$947

Other real estate owned - commercial	$319	$—	$—	$319

Other repossessed assets	$1,121	$—	$—	$1,121

Total assets at fair value on a non-recurring basis				$9,222

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents - The carrying amounts of cash and short-term instruments approximate fair values.

Securities - Fair values of securities are based on quoted market prices. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans Receivable - For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values of nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Federal Home Loan Bank Stock - The carrying value of Federal Home Loan Bank stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank.

Deposit Liabilities - The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Advances - The estimated fair value of the fixed and variable rate Federal Home Loan Bank advances are estimated by discounting the related cash flows using the rates currently available for similarly structured borrowings with similar maturities.

REPO Sweep Accounts - The fair values disclosed for REPO Sweeps are equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).

Accrued Interest - The carrying amounts of accrued interest approximate fair value.

Other Financial Instruments - The fair value of other financial instruments, including loan commitments and unfunded letters of credit, based on discounted cash flow analyses, is not material.

The estimated fair values and related carrying amounts of the Company’s financial instruments as of December 31, 2013 and 2012 are as follows:

December 31, 2013	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)
Financial assets:
Cash and cash equivalents	$2,766	$2,766	$—	$—	$2,766
Securities available for sale	50,358	—	50,358	—	50,358
Securities held to maturity	2,255	—	2,400	—	2,400
Loans held for sale	175			178	178
Loans receivable - net	136,315	—	—	135,172	135,172
Federal Home Loan Bank stock	3,266	—	3,266	—	3,266
Accrued interest receivable	745	—	—	745	745

Financial liabilities:
Customer deposits	160,029	—	160,784	—	160,784
Federal Home Loan Bank advances	24,813	—	24,458	—	24,458
Accrued interest payable	89	—	—	89	89

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)

Financial assets:
Cash and cash equivalents	$2,752	$2,752	$—	$—	$2,752
Securities available for sale	50,764	—	$50,764	—	50,764
Securities held to maturity	2,345	—	2,570	—	2,570
Loans held for sale	79	—	—	84	84
Loans receivable - net	138,912	—	—	140,877	140,877
Federal Home Loan Bank stock	3,266	—	3,266	—	3,266
Accrued interest receivable	970		—	970	970
Financial liabilities:

Customer deposits	158,350	—	159,335	—	159,335
Federal Home Loan Bank advances	26,358	—	26,493	—	26,493
REPO sweep accounts	3,183	—	3,183	—	3,183
Accrued interest payable	100	—	—	100	100